Investments (Tables)	12 Months Ended
Sep. 30, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of investments
	As of September 30,
	2020	2021
Short-term investments:
Wealth management product(1)	$1,472,841	$1,611,015
Convertible debt instrument(2)	736,420	775,988
Total short-term investments	$2,209,261	$2,387,003
Long-term investments	-	132,621
Total investments	$2,209,261	$2,519,624